Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced ¹			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹			Demand Withdrawn ¹			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance

Normandy Mortgage Loan Trust, Series 2013-13

CIK # Not Applicable
		HUD	893	$106,577,929.22	100.00%	0	$0.00	0.00%	1	$101,086.84	0.09%	0	$0.00	0.00%	181	$20,833,621.69	19.55%	2	$454,511.77	0.43%	0	$0.00	0.00%
Total			893	$106,577,929.22	100.00%	0	$0.00	0.00%	1	$101,086.84	0.09%	0	$0.00	0.00%	181	$20,833,621.69	19.55%	2	$454,511.77	0.43%	0	$0.00	0.00%

¹	As disclosed in Q12015 filing 184 assets were reported in Dispute. As of 6/30/2015, 181 of the assets continue to be in Dispute; two (2) of the assets were Withdrawn as the seller and purchaser resolved the outstanding issues and one (1) asset was Repurchased.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.